Stock-Based Compensation - Stock option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Shares Available for Grant
Balances as of beginning	2,641,679	1,679,763
Options granted	0	(105,000)
Cancelled	64,117	1,066,916
Balances as of end	605,826	2,641,679	1,679,763
Number of Stock Options Outstanding
Balances as of beginning	4,773,892	8,194,822
Granted	0	105,000
Exercised	(1,130,481)	(2,459,014)
Cancelled	(64,117)	(1,066,916)
Balances as of end	3,579,294	4,773,892	8,194,822
Vested as of end	3,311,859
Vested and expected to be vest as of end	3,569,024
Weighted-Average Exercise Price
Balances as of beginning (in dollars per share)	$ 0.02	$ 0.02
Granted (in dollars per share)		0.02
Exercised (in dollars per share)	0.02	0.02
Cancelled (in dollars per share)	0.02	0.02
Balances as of end (in dollars per share)	0.02	$ 0.02	$ 0.02
Vested as of end (in dollars per share)	0.02
Vested and expected to be vest as of end (in dollars per share)	$ 0.02
Weighted Average Remaining Contractual Life (Years)
Options Outstanding Weighted Average Remaining Contractual Life	5 years 6 months	5 years 1 month 6 days	6 years 1 month 6 days
Vested as of December 31, 2023	5 years 3 months 18 days
Vested and expected to be vest as of December 31, 2023	5 years 6 months
RSUs
Shares Available for Grant
RSUs granted	(2,099,970)